Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of disclosure of significant transactions
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Salaries, wages and benefits	1,735	1,464	1,245
Share-based payments	2,386	2,501	2,018
Supervisory Board’s fees	225	225	375
Total compensation to related parties	4,346	4,190	3,638